LEASES	12 Months Ended
Dec. 31, 2025
LEASES
LEASES

16.LEASES

The Group’s leases mainly related to buildings and the rights to use the land. The total expense related to short-term leases was insignificant for the years ended December 31, 2023, 2024 and 2025, and sublease income of the Group which was recognized in revenues in the consolidated statements of comprehensive income was RMB143, RMB163 and RMB148 for the years ended December 31, 2023, 2024 and 2025, respectively. The Group recognized a negative lease expense of RMB98 for the year ended December 31, 2023 under the relief of lease concession from COVID-19 as the Group elects using the variable lease expense approach. For the year ended December 31, 2024 and 2025, the impact under the relief of lease concession from COVID-19 was immaterial.

A summary of supplemental information related to operating leases in 2024 and 2025 is as follows:

	Years Ended December 31,
	2024	2025
Lease cost:
Operating fixed lease cost	4,166	4,017
Finance lease cost
— Amortization of ROU assets	91	98
— Interest on lease liabilities	129	135
Variable lease cost	290	262
Total lease cost	4,676	4,512

Other information:
Weighted average remaining lease term
Operating leases	14 years	14 years
Finance leases	27 years	26 years
Weighted average discount rate
Operating leases	5.97%	5.45%
Finance leases	4.30%	4.31%

As of December 31, 2025, the maturities of lease liabilities, excluding lease liabilities classified in liabilities held for sale (Note 8), in accordance with ASC 842 in each of the next five years and thereafter are as follows:

	Total Operating	Total Finance
Year Ending December 31,	Leases	Leases
2026	3,976	190
2027	3,814	194
2028	3,638	197
2029	3,413	198
2030	3,143	198
Thereafter	21,223	4,288

Total minimum lease payments	39,207	5,265

Less: amount representing interest	12,076	2,143

Present value of minimum lease payments	27,131	3,122

As of December 31, 2025, the Group has entered 16 lease contracts that the Group expects to account for as operating or finance leases, the future undiscounted lease payments for these non-cancellable lease contracts are RMB5,044, which is not reflected in the consolidated balance sheets.

As of December 31, 2024, the maturities of lease liabilities, excluding lease liabilities classified in liabilities held for sale (Note 8), in accordance with ASC 842 in each of the next five years and thereafter were as follows:

	Total Operating	Total Finance
Year Ending December 31,	Leases	Leases
2025	4,028	171
2026	3,845	174
2027	3,746	177
2028	3,565	180
2029	3,358	181
Thereafter	21,480	4,086

Total minimum lease payments	40,022	4,969

Less: amount representing interest	12,896	2,076

Present value of minimum lease payments	27,126	2,893

Supplemental cash flow information related to leases for the years ended December 31, 2024 and 2025 are as follows:

	Years Ended December 31,
	2024	2025
Cash paid for amounts included in the measurement of operating lease liabilities	4,212	4,057
Cash paid for amounts included in the measurement of finance lease liabilities	109	139
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	2,076	1,176
Non-cash right-of-use assets obtained in exchange for finance lease liabilities, net of reassessment of finance lease payments	78	0